Provision for Income Taxes - Schedule of Income Tax Expense (Details) - The Crypto Company, Inc. [Member]	3 Months Ended
Jun. 07, 2017 USD ($)
Income tax expense	$ 800
Shareholders [Member]
Tax benefit at federal statutory rate	(260,230)
Unrealized gains on investments in crypto currency	156,000
State income tax benefit	(60,570)
Increase in valuation allowance	165,600
Income tax expense	$ 800